ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,987	$ 2,291
Less: allowances for credit losses	(11)	(10)	$ 0	$ 0
Accounts receivable, net	1,976	2,281
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	1,752	1,833
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 235	$ 458